Collaborations and grants	12 Months Ended
Dec. 31, 2012
Collaborations and grants
Collaborations and grants

10.   Collaborations and grants

The Company has ongoing collaborations with the Spinal Muscular Atrophy Foundation (SMA Foundation) and F. Hoffman-La Roche Ltd and Hoffman-La Roche Inc. (collectively, Roche) and early stage discovery arrangements with other institutions. During 2011, the Genzyme collaboration was modified and later terminated. The following are the key terms to the Company's (i) terminated collaboration with Genzyme, (ii) ongoing collaborations and (iii) early stage discovery and development arrangements.

Terminated collaboration

Genzyme

In July 2008, Genzyme Corporation (now a Sanofi company) and the Company entered into an exclusive global collaboration to develop and commercialize ataluren, the Company's novel oral therapy in late-stage development for the treatment of genetic disorders due to nonsense mutations. Under the terms of this agreement, the Company granted Genzyme rights to commercialize ataluren in all countries except the United States and Canada, which rights the Company retained. Genzyme made a nonrefundable upfront payment to the Company of $100,000,000 in July 2008, which was being recognized over the Company's estimated period of performance under the arrangement.

In August 2011, the Company and Genzyme announced a restructuring of the agreement. Under the terms of the restructuring, the Company regained worldwide rights to ataluren and Genzyme made an additional payment of $7.5 million to the Company in exchange for an option to commercialize ataluren in indications other than nonsense mutation Duchenne muscular dystrophy (nmDMD) outside the United States and Canada. On March 27, 2012, the Company received notification that Genzyme declined to exercise the option, at which time the option expired. As a result, the collaboration was terminated.

The Company evaluated the August 2011 restructuring of the Genzyme collaboration agreement and determined it to be a material modification to the original agreement for financial reporting purposes pursuant to the revised multiple element revenue recognition guidance. The Company determined that given the significance of the changes in relation to the initial arrangement, including the decrease in the total consideration that could be paid to the Company, the significant removal of existing deliverables, the significant changes in the intellectual property rights and the significant change in the performance period, the initial arrangement had been effectively terminated. The Company elected to reevaluate the amended agreement and performed an analysis to calculate the estimated selling price of the undelivered elements of the arrangement. Based on this analysis, the Company determined that the undelivered element had an estimated selling price of $8.8 million, and as such, adjusted the Company's deferred revenue balance to reflect this amount as of the contract amendment date. The Company amortized the balance through the option period. The effect of this reevaluation was to recognize approximately $79 million as of the restructuring date. For the years ended December 31, 2011 and 2012, the Company recognized approximately $90,012,000 and $3,756,000, respectively, in collaboration revenue from Genzyme.

Current collaboration

Roche and SMA Foundation

In November 2011, the Company and the SMA Foundation entered into a licensing and collaboration agreement with Roche for a spinal muscular atrophy program. Under the terms of the agreement, Roche acquired an exclusive worldwide license to the Company's spinal muscular atrophy program, which includes three compounds currently in preclinical development, as well as potential back-up compounds. The Company received a nonrefundable upfront cash payment of $30,000,000 and Roche agreed to provide funding for research activities performed on its behalf.

The Company applied the revised multiple element revenue recognition guidance in evaluating the accounting treatment of this collaboration agreement. The Company identified two possible significant deliverables in the collaboration agreement, the license and the research activities. The Company evaluated whether these significant deliverables have stand alone value and determined that the license does not have standalone value without the ongoing research and development services given the unique nature of the technology. As such, both of these elements were combined as a single unit for accounting purposes. As a result, the Company deferred the $30,000,000 upfront payment which is being recognized over the estimated performance period of two years, which is the contracted research period. For the year ended December 31, 2011 and 2012, the Company recognized approximately $2,072,000 and $18,405,000, respectively, in collaboration revenue. The balance of the remaining deferred upfront payment was approximately $13,417,000 at December 31, 2012.

Under the agreement, the Company is eligible to receive additional payments from Roche if specified events are achieved with respect to each licensed product, including up to $135 million in research and development event milestones, up to $325 million in sales milestones upon achievement of sales events, and up to double digit royalties on worldwide annual net sales of a commercial product.

The Company considers that each of the potential milestone events under the agreement would be substantive because the applicable criteria of its revenue recognition policy (see Note 2) would be satisfied.

Early stage collaboration and discovery agreements

The Company has arrangements with several organizations pursuant to which the Company uses its discovery technologies to help identify potential drug candidates. The Company does not take ownership of the potential compounds, but rather provides research services to the collaborator using its specialized technology platform.

Generally, these arrangements are structured such that the collaborator and the Company work together to jointly select targets from which to apply its discovery technologies. The research period for the Company to apply its technology is generally three to four years. The Company will typically receive a nonrefundable, upfront cash payment and the collaborator agrees to provide funding for research activities performed on its behalf.

For those arrangements entered into or significantly modified after January 1, 2011, the Company applies the revised multiple element revenue recognition guidance in evaluating the accounting treatment for these arrangements. Generally, the two significant deliverables in these arrangements are the license and the research activities. The Company evaluates whether the deliverables have standalone value. However, since the Company's discovery technologies are highly specialized, the Company has determined that the license does not have standalone value without the ongoing research and development services and accounts for these arrangements as a single unit of accounting.

As a result, the Company has deferred revenue of $7,232,000 and $3,032,000 as of December 31, 2011 and 2012, respectively, related to these arrangements. For the years ended December 31, 2011 and 2012, the Company recognized approximately $6,878,000 and $6,618,000 in collaboration revenue, respectively.

The Company is eligible to receive additional payments from its early stage discovery research arrangements if the discovery compounds are ultimately developed and commercialized. The aggregate potential payments the Company is eligible for if all products are developed is $143 million and up to $252 million in sales milestones upon achievement of specified sales events and up to double digit royalties on worldwide annual net sales of the licensed product.

The Company considers that each of the potential milestone events under the agreement would be substantive because the applicable criteria of its revenue recognition policy (see Note 2) would be satisfied.

Grant revenue

The company receives grant funding from various institutions and governmental bodies. The grants are typically for early discovery research, and typically the grant program lasts from two to five years. The Company records revenue as the research activities are performed. If the granting agency provides for an upfront payment, the amount is deferred and recognized as revenue as the expenditures are incurred.